Debt and Equity Securities - Summary of Debt and Equity Securities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Summary Of Debt And Equity Securities [Line Items]
Held-To-Maturity Securities, Amortized Cost	$ 28,123	$ 26,823
Held-To-Maturity Securities, Gross Unrealized Gains	465	497
Held-To-Maturity Securities, Gross Unrealized Losses	188	759
Held-To-Maturity Securities, Estimated Market Value	28,400	26,561
Available-for-sale securities, Amortized Cost	347,520	336,335
Available-for-sale, Gross Unrealized Gains	1,056	889
Available-for-sale, Gross Unrealized Losses	2,156	7,851
Available-for-sale, Estimated Market Value	346,420	329,373
US Government-Sponsored Enterprises (GSEs) [Member]
Summary Of Debt And Equity Securities [Line Items]
Held-To-Maturity Securities, Amortized Cost		8,649
Held-To-Maturity Securities, Gross Unrealized Gains		73
Held-To-Maturity Securities, Gross Unrealized Losses		520
Held-To-Maturity Securities, Estimated Market Value		8,202
Available-for-sale securities, Amortized Cost	131,767	141,968
Available-for-sale, Gross Unrealized Gains	129	10
Available-for-sale, Gross Unrealized Losses	1,329	5,892
Available-for-sale, Estimated Market Value	130,567	136,086
Government- Sponsored Enterprises (GSEs) Residential Mortgage Backed [Member]
Summary Of Debt And Equity Securities [Line Items]
Held-To-Maturity Securities, Amortized Cost	7,398
Held-To-Maturity Securities, Gross Unrealized Gains	76
Held-To-Maturity Securities, Gross Unrealized Losses	147
Held-To-Maturity Securities, Estimated Market Value	7,327
Available-for-sale securities, Amortized Cost	170,802	175,855
Available-for-sale, Gross Unrealized Gains	731	808
Available-for-sale, Gross Unrealized Losses	464	1,481
Available-for-sale, Estimated Market Value	171,069	175,182
SBAP [Member]
Summary Of Debt And Equity Securities [Line Items]
Available-for-sale securities, Amortized Cost	30,627	4,801
Available-for-sale, Gross Unrealized Gains	98
Available-for-sale, Gross Unrealized Losses	205	69
Available-for-sale, Estimated Market Value	30,520	4,732
Obligations of States and Political Subdivisions [Member]
Summary Of Debt And Equity Securities [Line Items]
Held-To-Maturity Securities, Amortized Cost	20,725	18,174
Held-To-Maturity Securities, Gross Unrealized Gains	389	424
Held-To-Maturity Securities, Gross Unrealized Losses	41	239
Held-To-Maturity Securities, Estimated Market Value	21,073	18,359
Available-for-sale securities, Amortized Cost	14,324	13,711
Available-for-sale, Gross Unrealized Gains	98	71
Available-for-sale, Gross Unrealized Losses	158	409
Available-for-sale, Estimated Market Value	$ 14,264	$ 13,373